Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2005 Fund - Fidelity Freedom Blend 2005 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268